Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Cash and cash equivalents
Cash at banks		€ 288,052	€ 357,630	€ 240,292
Term deposits		713,446	515,632	100,000
Money market funds		149,711	99,977
Cash on hand		3	2	22
Total cash and cash equivalents	$ 241.3	€ 1,151,211	€ 973,241	€ 340,314	€ 187,712